Lease liabilities and right-of-use assets - Finance lease receivables - Maturity analysis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finance lease receivables
Sublease receivables	$ 571,022	$ 1,201,552
Less than one year (current)
Finance lease receivables
Sublease receivables	$ 571,022	648,523
One to two years (non-current)
Finance lease receivables
Sublease receivables		$ 553,029